FINANCE LEASE LIABILITIES (Schedule of Finance Lease Liabilities Payable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 938	$ 1,088
Interest	52	83
Principal	886	1,005
Less than one year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	387	313
Interest	33	40
Principal	354	273
In more than one year, but not more than two [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	381	313
Interest	17	27
Principal	364	286
In more than two years but not more than five [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	170	462
Interest	2	16
Principal	$ 52	$ 446